Equity (Details) - USD ($)									6 Months Ended	12 Months Ended
		May 14, 2025	Aug. 09, 2024	Jul. 01, 2024	Jun. 28, 2024	Mar. 06, 2024	Feb. 23, 2024	Feb. 02, 2022	Jun. 30, 2025	Dec. 31, 2024	Feb. 26, 2025
Equity [Line Items]
Authorized share capital	[1]								500,000,000	500,000,000
Ordinary shares of par value (in Dollars per share)	[1]								$ 0.0001	$ 0.0001
Ordinary shares issued	[1]								35,308,040	46,595,743
Issuance of ordinary shares							41,000,000
Ordinary shares outstanding	[1]								35,308,040	33,595,743
Escrow account							13,000,000			13,000,000
Net profit amount (in Dollars)										$ 41,000,000
Shares deemed issued										13,000,000
Aggregate earnout shares		1,712,297
Escrow earnout shares		11,287,703
Granted share					70,000
Compensation expenses (in Dollars)					$ 609,000
Aggregate purchase shares						600,000
Purchase of price per share (in Dollars per share)						$ 10
Aggregate purchase price (in Dollars)			$ 100			$ 100
Ordinary shares issued				6,000,000		500,000
Number of sold shares								9,200,000
Units issued during period shares new issues				1				1
Exercise price (in Dollars per share)											$ 5.5
Redemption warrant									30 days
Sale of price per share (in Dollars per share)									$ 16.5
Trading days									20 days
Trading day period									30 days
Sold private placement units									424,480
Other units issued				315,543
Warrants outstanding (in Dollars)									$ 50,000
Warrant exerciseable											50,000
Redeemable Warrant [Member]
Equity [Line Items]
Number of shares				1				1
Public Right Warrant [Member]
Equity [Line Items]
Number of shares								1
Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)									$ 0.01
Warrants outstanding									212,240	212,240
Private Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)									$ 11.5
Other Warrants [Member]
Equity [Line Items]
Number of shares				1
Number of each warrant				1
Exercise price (in Dollars per share)				$ 11.5
Warrants outstanding (in Dollars)									$ 157,767	$ 157,767
Public Rights [Member]
Equity [Line Items]
Ordinary shares issued									920,000
Private Rights [Member]
Equity [Line Items]
Ordinary shares issued									42,448
Other Rights [Member]
Equity [Line Items]
Ordinary shares issued									33,919
PubCo [Member]
Equity [Line Items]
Ordinary shares issued										13,000,000
PIPE Purchase Agreement [Member]
Equity [Line Items]
Aggregate purchase price (in Dollars)						$ 6,000,000
Ordinary shares issued				600,000
Additionally issued shares			500,000
Business Combination [Member]
Equity [Line Items]
Ordinary shares issued									41,000,000
Escrow account									13,000,000
Number of shares				1				1
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares of par value (in Dollars per share)							$ 0.0001
Ordinary shares issued							41,000,000
Issuance of ordinary shares							41,000,000
Trading days									10 days
Ordinary Shares [Member] | Directors [Member]
Equity [Line Items]
Ordinary shares outstanding							41,000,000
Ordinary Shares [Member] | PubCo [Member]
Equity [Line Items]
Ordinary shares issued										13,000,000
Ordinary Shares [Member] | BWAQ [Member]
Equity [Line Items]
Ordinary shares issued				4,425,743
Ordinary Shares [Member] | Sponsor [Member]
Equity [Line Items]
Ordinary shares issued				1,796,328
Ordinary Shares [Member] | Business Combination [Member]
Equity [Line Items]
Ordinary shares issued										41,000,000
Fuji Solar [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued				530,066
Private shareholders [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued				717,035
Public Shareholders [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued				949,714
Underwriter [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued				412,600
Independent Directors [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued				20,000
Public Warrants [Member]
Equity [Line Items]
Number of each warrant								1
Exercise price (in Dollars per share)								$ 11.5
Warrants outstanding									4,600,000	4,600,000

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).